Details of Significant Accounts - Income tax, reconciliation between income tax expense and accounting loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$ 29,000	$ (221,000)	$ (368,000)
Effects from items disallowed by tax regulation	24,000	18,000	46,000
Effects from non-deductible offshore income tax	6,000	6,000	147,000
Temporary difference not recognized as deferred income tax assets	94,000	702,000	141,000
Prior year income tax underestimation	6,000	0	3,000
Taxable loss not recognized as deferred income tax assets	1,842,000	1,732,000	638,000
Effect from investment tax credits (Note iii)	(357,000)	0	0
Change in assessment of realization of deferred income tax assets	(2,377,000)	(2,139,000)	(301,000)
Effects from other states apart from where United States subsidiary registered	8,000	8,000	8,000
Others	(10,000)	9,000	(22,000)
Income tax expense (benefit)	(735,000)	$ 115,000	$ 292,000
Cayman Islands
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax calculated based on profit (loss) before tax and statutory tax rate (Note i)	$ 0.000